Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
Segment Information

13. Segment Information

        The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making decisions, allocating resources and assessing performance. The Group's chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

        The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. The Group's chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.

        The following tables summarize the selected revenue and expense information for each operating segment:

        For the nine months ended September 30, 2010 and 2011, respectively.

Nine Months Ended September 30, 2010	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	113,451,063	14,068,515	48,450,062	41,657,700	13,679,356	—	231,306,696
Cost of revenues	(41,603,112)	(656,503)	(2,206,329)	(18,053,340)	(7,061,812)	—	(69,581,096)
Selling, general and administrative expenses	(29,239,832)	(20,793,810)	(23,749,285)	(37,499,250)	(5,825,104)	(15,929,561)	(133,036,842)

Income (loss) from operations	42,608,119	(7,381,798)	22,494,448	(13,894,890)	792,440	(15,929,561)	28,688,758
Interest income	856,064	25,749	888,612	128,288	82,300	142,233	2,123,246
Other income (expense), net	1,975,784	201,266	2,151,772	(18,128)	547,524	1,178,604	6,036,822

Income (loss) before taxes and equity in affiliates	45,439,967	(7,154,783)	25,534,832	(13,784,730)	1,422,264	(14,608,724)	36,848,826
Income tax benefit (expense)	(4,701,259)	740,240	(2,641,856)	1,426,180	(147,149)	—	(5,323,844)

Income (loss) before equity in affiliates	40,738,708	(6,414,543)	22,892,976	(12,358,550)	1,275,115	(14,608,724)	31,524,982
Loss from equity in affiliates	(122,566)	—	—	—	—	—	(122,566)

Net income (loss)	40,616,142	(6,414,543)	22,892,976	(12,358,550)	1,275,115	(14,608,724)	31,402,416

Nine Months Ended September 30, 2011	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	112,757,112	14,817,478	46,604,611	90,697,406	19,349,772	—	284,226,379
Cost of revenues	(63,172,149)	(1,628,247)	(4,008,311)	(25,927,991)	(13,866,922)	—	(108,603,620)
Selling, general and administrative expenses	(44,634,559)	(20,562,252)	(33,119,600)	(67,161,669)	(5,890,208)	(19,347,341)	(190,715,629)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	4,950,404	(7,373,021)	9,476,700	(420,214,558)	(407,358)	(19,347,341)	(432,915,174)
Interest income	579,305	28,971	621,810	558,215	77,125	82,805	1,948,231
Other income (expense), net	2,545,874	259,650	1,928,992	(431,855)	(642,103)	(10,383,998)	(6,723,440)

Income (loss) before taxes and equity in affiliates	8,075,583	(7,084,400)	12,027,502	(420,088,198)	(972,336)	(29,648,534)	(437,690,383)
Income tax benefit (expense)	4,227,193	(3,708,354)	6,295,837	(1,186,090)	(508,972)	—	5,119,614

Income (loss) before equity in affiliates	12,302,776	(10,792,754)	18,323,339	(421,274,288)	(1,481,308)	(29,648,534)	(432,570,769)
Income (Loss) from equity in affiliates	(283,596)	—	(268,158)	(8,353)	64,452	—	(495,655)

Net income (loss)	12,019,180	(10,792,754)	18,055,181	(421,282,641)	(1,416,856)	(29,648,534)	(433,066,424)

Geographic

        Substantially all of the Group's revenues from external customers and long-lived assets are located in the PRC.

Major customers

        Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Nine Months Ended September 30,
	2010	2011
	$	$
Customer A	37,074,143	43,063,549

        Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	December 31, 2010	September 30, 2011
	$	$
Customer B	*	62,943,600
Customer C	14,344,620	14,949,105
Customer D	44,000,000	*
*
indicates the customer deposits from customers was less than 10% as of the stated period end.